Acquisitions - Schedule of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2015	$ 480
2016	480
2017	480
MidSouth Bank [Member]
Finite-Lived Intangible Assets [Line Items]
2015	655
2016	564
2017	473
2018	382
2019	$ 291